Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0001348362
Registrant Name	LEXARIA BIOSCIENCE CORP.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Lexaria Bioscience Corp.